Business Acquisitions (Details) - Schedule of consideration paid - GearBubble Tech, Inc. [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisitions (Details) - Schedule of consideration paid [Line Items]
Cash	$ 2,000,000
Promissory note	1,162,000
Fair value of total consideration transferred	$ 3,162,000